Consolidated Balance Sheets Detail - Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Balance Sheet Related Disclosures [Abstract]
Document Period End Date	Feb. 29, 2016
Inventory Write-down	$ 36	$ 95	$ 1,616
Supply Commitment	(3)	(33)	$ 782
Raw materials	46	11
Work in process	32	62
Finished goods	65	49
Inventories	$ 143	$ 122